Inventories - Components of Inventories (Detail) (USD $) In Millions, unless otherwise specified	May 31, 2013	May 31, 2012
Inventory Disclosure [Abstract]
Raw materials	$ 78.8	$ 78.3
Work-in-process	44.7	42.4
Finished goods	500.5	422.5
Inventories	$ 624.0	$ 543.2